Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 - Organization and Business

uSell.com, Inc., through our wholly-owned subsidiaries (collectively, “uSell,” “Company,” “we,” “us,” and/or “our”), is a technology based company focused on creating an online marketplace where sellers can sell small consumer electronics to professional buyers using a free, web-based platform. Through participation in the uSell marketplace, our buyers can acquire high volumes of inventory in a cost effective manner, while minimizing the investment and risk associated with creating and running their own branded advertising campaigns.

We utilize consumer oriented advertising efforts, such as direct response television commercials, and various forms of Internet advertising to attract sellers to our website. We facilitate transactions by developing technology and logistics systems that seamlessly move product from sellers’ homes to buyers’ warehouses. We also provide our buyers with value added services, such as shipping kit fulfillments, check processing and analytics.

Reverse Stock Split

On January 21, 2014, we effected a 1-for-15 reverse stock split of our common stock (“Reverse Split”). As a result of the Reverse Split, every fifteen shares of our common stock were combined into one share of common stock. Immediately after the January 21, 2014 effective date, we had 4,907,462 shares of common stock outstanding. All share and per share amounts have been retroactively restated to reflect the Reverse Split. The authorized number of shares of our common stock and the par value remained the same. The Reverse Split did not affect the shares of preferred stock outstanding, however it did affect the number of common stock shares issuable to holders upon conversion.

Note 1 – Organization and Business

usell.com, Inc., through our wholly-owned subsidiaries (collectively, “usell,” “Company,” “we,” “us,” and/or “our”), is a reCommerce marketplace that helps Consumers monetize household items, such as small consumer electronics, that they are no longer using.

From the inception of our business in 2008 through 2010, substantially all of our revenue came from the procurement, aggregation and resale of precious metals. In mid-2010, we diversified our business by introducing a service, similar to our precious metals business, for cellular phones. We stopped offering to purchase precious metals in the United Kingdom and European markets during the fourth quarter of 2010 and in Canada and the United States in early 2011. By mid-2011 we further adapted our business strategy and stopped offering to purchase cellular phones directly, although through the end of 2012 we continued to service packs coming in from prior precious metals and cellular phone advertising campaigns.

We utilize consumer oriented advertising efforts, such as direct response television commercials and various forms of internet advertising, to attract individuals to our website. Our services are free for Consumers and we partner with electronics buying companies to offer them a cost-efficient customer acquisition model.

Reverse Stock Split

               On January 21, 2014, we effected a 1-for-15 reverse stock split of our common stock (“Reverse Split”). As a result of the Reverse Split, every fifteen shares of our common stock was combined into one share of common stock. Immediately after the January 21, 2014 effective date, we had 4,907,462 shares of common stock outstanding. All share and per share amounts have been retroactively restated to reflect the Reverse Split. The authorized number of shares of our common stock and the par value remained the same. The Reverse Split did not affect the shares of preferred stock outstanding, however it did affect the number of common stock shares issuable to holders upon conversion.